LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 9) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES
Period of repayment performance for restructured loan to be removed from the troubled debt restructuring classification	1 year
Period of repayment performance for restructured loan to return to performing status	6 months
Delinquent period for classification to defaulted loans	90 days
Troubled Debt Restructurings
Unpaid Principal Balance Net of Charge-offs	$ 47,417,556	$ 50,467,665
Recorded Investment	47,619,353	50,673,595
Total Restructured During The Period	15,399,298	19,722,370	23,816,514
Defaulted During The Period	19,746,031	13,582,172	11,048,312
Amount of additional funds (undisbursed) committed to borrowers who were included in troubled debt restructured status	5,000	134,000
Gross amount of interest that would have been recognized under the original terms of renegotiated loans	3,400,000	3,100,000
Actual amount of interest income recognized under the restructured terms	2,100,000	2,900,000
Provisions for losses related to restructured loans	3,600,000	6,100,000
Loans modified and classified as troubled debt restructurings included in impaired loans	47,619,353	50,673,595
Loans modified and classified as troubled debt restructurings included in impaired loans, performing as agreed under the modified terms of the loans	22,200,000	24,500,000
Loans modified and classified as troubled debt restructurings included in impaired loans, percentage performing as agreed under the modified terms of the loans	74.00%	63.80%
Loans modified and classified as troubled debt, excluded from non-performing category	17,400,000	12,100,000
Specific reserves related to troubled debt restructurings	625,000	4,200,000
Residential mortgage loans
Troubled Debt Restructurings
Total Restructured During The Period	7,667,713	11,916,113	18,686,051
Defaulted During The Period	17,826,288	12,931,213	3,121,377
Commercial loans
Troubled Debt Restructurings
Total Restructured During The Period	7,689,631	7,806,257	5,130,463
Defaulted During The Period	1,607,578	650,959	7,926,935
Consumer loans
Troubled Debt Restructurings
Total Restructured During The Period	41,954
Defaulted During The Period	312,165
Non-performing loans
Troubled Debt Restructurings
Unpaid Principal Balance Net of Charge-offs	30,015,101	38,341,340
Recorded Investment	30,140,087	38,478,520
Loans modified and classified as troubled debt restructurings included in impaired loans	30,140,087	38,478,520
Troubled debt restructurings current under restructured terms
Troubled Debt Restructurings
Unpaid Principal Balance Net of Charge-offs	22,198,364	24,477,261
Recorded Investment	22,284,401	24,554,899
Loans modified and classified as troubled debt restructurings included in impaired loans	22,284,401	24,554,899
Troubled debt restructurings past due under restructured terms
Troubled Debt Restructurings
Unpaid Principal Balance Net of Charge-offs	7,816,737	13,864,079
Recorded Investment	7,855,686	13,923,621
Loans modified and classified as troubled debt restructurings included in impaired loans	7,855,686	13,923,621
Troubled debt restructurings returned to accrual status
Troubled Debt Restructurings
Unpaid Principal Balance Net of Charge-offs	17,402,455	12,126,352
Recorded Investment	17,479,266	12,195,075
Loans modified and classified as troubled debt restructurings included in impaired loans	$ 17,479,266	$ 12,195,075